Cover	Dec. 09, 2021	Dec. 09, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Dec. 09, 2021
Entity File Number		0-5109
Entity Registrant Name		Micropac Industries, Inc.
Entity Central Index Key		0000065759
Entity Tax Identification Number		75-1225149
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		905 East Walnut Street
Entity Address, City or Town		Garland
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75040
City Area Code		(972)
Local Phone Number		272-3571
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common stock, par value $0.10 per share
Trading Symbol		MPAD
Security Exchange Name		NONE
Entity Emerging Growth Company		false